Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of intangible assets [Abstract]
Intangible assets – gross	$ 18,193	$ 18,002
Less: accumulated amortization	(3,353)	(2,370)
Total	$ 14,840	$ 15,632